Options and Warrants (Details) - USD ($)								3 Months Ended	12 Months Ended
	Jun. 05, 2024	May 15, 2024	Apr. 19, 2024	Oct. 27, 2023	Feb. 01, 2023	Feb. 01, 2022	Nov. 01, 2021	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024	Feb. 28, 2025	Feb. 01, 2025	Sep. 10, 2024	Mar. 20, 2024	Oct. 31, 2023	Mar. 07, 2023	Nov. 03, 2021
Options and Warrants [Line Items]
Warrant term										3 years
Dividend rate										0.00%
Expected term										1 year 6 months
Non-cash compensation (in Dollars)									$ 484,975
Cashless conversion		76,230
Non-cash expense (in Dollars)									94,650
Services amount (in Dollars)								$ 63,350	$ 133,350
Options issued for service (in Dollars)										$ 499,856
Fair value of options issued for services (in Dollars)										$ 2,607,863
Warrant [Member]
Options and Warrants [Line Items]
Warrant purchases		152,460	4,200,000								58,433		50,000
Exercisable price per share (in Dollars per share)		$ 6.43	$ 6.43										$ 4
Warrant term		5 years	5 years										3 years
Dividend rate								0.00%	0.00%
Non-cash compensation (in Dollars)		$ 390,145
Extinguishment of debt (in Dollars)		$ 300,000
Cashless conversion		152,460
Issuance of shares									10,000
Monthly payments (in Dollars)									$ 12,500
Issuance of treasury shares									10,000
Chief Executive Officer [Member]
Options and Warrants [Line Items]
Options to purchase shares										404,500
Chief Financial Officer [Member] | Warrant [Member]
Options and Warrants [Line Items]
Warrant purchases	87,500														87,500
Options [Member]
Options and Warrants [Line Items]
Dividend rate									0.00%
Expected term									1 year 6 months
Issuance of shares							408,333
Additional shares					233,333	233,333
Common stock reserved for issuance plan							408,333										408,333
Available for issuance of options									26,332			276,332
Options to purchase shares									689,584
Services amount (in Dollars)									$ 1,408,935
Fair value of options issued for services (in Dollars)									$ 1,408,935
Options [Member] | Chief Executive Officer [Member]
Options and Warrants [Line Items]
Warrant term									3 years
Purchase shares									8.07
Barandnic Holdings Ltd. [Member] | Warrant [Member]
Options and Warrants [Line Items]
Warrant purchases				145,833												30,000
Exercisable price per share (in Dollars per share)		$ 6.43	$ 6.43	$ 1.93												$ 4
Warrant term		5 years	5 years	3 years												5 years
Dividend rate				0.00%
Expected term				1 year 6 months
Non-cash compensation (in Dollars)										$ 242,840
Barandnic Holdings Ltd. [Member] | Chief Executive Officer [Member]
Options and Warrants [Line Items]
Warrant purchases				87,500
Common Stock [Member]
Options and Warrants [Line Items]
Warrant purchases			3,210,000
Exercisable price per share (in Dollars per share)		$ 6.43	$ 6.43
Cashless conversion	60,085
Issuance of shares		76,230
Employees price per share (in Dollars per share)			$ 4
Common Stock [Member] | Chief Financial Officer [Member]
Options and Warrants [Line Items]
Cashless conversion	87,500		1
Minimum [Member]
Options and Warrants [Line Items]
Volatility rate									97.83%	121.52%
Risk-free rate									4.00%	3.00%
Minimum [Member] | Warrant [Member]
Options and Warrants [Line Items]
Expected term								1 year 6 months	1 year 6 months
Volatility rate								105.98%	105.98%
Risk-free rate								3.65%	3.65%
Minimum [Member] | Chief Executive Officer [Member]
Options and Warrants [Line Items]
Purchase shares									2.37
Employees price per share (in Dollars per share)										$ 1.93
Minimum [Member] | Options [Member]
Options and Warrants [Line Items]
Common stock subject to the plan														875,000
Minimum [Member] | Barandnic Holdings Ltd. [Member]
Options and Warrants [Line Items]
Volatility rate				152.10%
Risk-free rate				4.31%
Maximum [Member]
Options and Warrants [Line Items]
Volatility rate									114.86%	143.54%
Risk-free rate									4.87%	4.50%
Maximum [Member] | Warrant [Member]
Options and Warrants [Line Items]
Expected term								2 years 6 months	2 years 6 months
Volatility rate								145.05%	145.05%
Risk-free rate								4.45%	4.45%
Maximum [Member] | Chief Executive Officer [Member]
Options and Warrants [Line Items]
Purchase shares									8.07
Employees price per share (in Dollars per share)										$ 3.975
Maximum [Member] | Options [Member]
Options and Warrants [Line Items]
Common stock subject to the plan														1,400,000
Maximum [Member] | Barandnic Holdings Ltd. [Member]
Options and Warrants [Line Items]
Volatility rate				174.45%
Maximum [Member] | Barandnic Holdings Ltd. [Member] | Warrant [Member]
Options and Warrants [Line Items]
Risk-free rate				4.84%